Intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5. Intangible assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	March 31, 2016	March 31, 2015
Patents	15 years	$62,847	$26,450
Less: Accumulated amortization		(3,758)	(1,044)
Subtotal		59,089	25,406
Trademarks	—	1,560	1,560
Intangible assets, net		$60,649	$26,966

The Company recorded amortization expense of $2,714 and $1,044 for the year ended March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2017	$4,140
2018	4,140
2019	4,140
2020	4,140
2021	4,140
Thereafter	38,389
$59,089